CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Cumulative Effect, Period of Adoption, Adjustment Accumulated deficit	Cumulative Effect, Period of Adoption, Adjustment	Common Stock	Additional paid-in capital	Accumulated deficit	Total
Beginning Balances at Dec. 31, 2021			$ 1	$ 43,399	$ (14,444)	$ 28,956
Beginning Balances (in shares) at Dec. 31, 2021			645,943
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options				4		4
Exercise of stock options (in shares)			40
Share issuance, net				5,195		5,195
Share issuance, net (in shares)			278,804
Stock-based compensation				1,420		1,420
Stock-based compensation (in shares)			126,311
Tax impact of equity transactions				2		2
Net loss					(30,112)	(30,112)
Ending Balance at Dec. 31, 2022			$ 1	50,020	(44,556)	5,465
Ending Balance (in shares) at Dec. 31, 2022			1,051,098
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share issuance, net				300		300
Share issuance, net (in shares)			50,000
Stock-based compensation				(10)		(10)
Net loss					(3,144)	(3,144)
Ending Balance at Mar. 31, 2023			$ 1	50,310	(47,700)	2,611
Ending Balance (in shares) at Mar. 31, 2023			1,101,098
Beginning Balances at Dec. 31, 2022			$ 1	50,020	(44,556)	5,465
Beginning Balances (in shares) at Dec. 31, 2022			1,051,098
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(9,196)
Ending Balance at Jun. 30, 2023						1,564
Beginning Balances at Dec. 31, 2022			$ 1	50,020	(44,556)	5,465
Beginning Balances (in shares) at Dec. 31, 2022			1,051,098
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(16,635)
Ending Balance at Sep. 30, 2023						(5,834)
Beginning Balances at Dec. 31, 2022			$ 1	50,020	(44,556)	5,465
Beginning Balances (in shares) at Dec. 31, 2022			1,051,098
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of warrants (in shares)			750,000
Share issuance, net			$ 5	5,378		5,383
Share issuance, net (in shares)			4,091,667
Share issuance, acquisition related			$ 1	204		205
Share issuance, acquisition related (in shares)			547,946
Stock-based compensation				(300)		(300)
Stock-based compensation (in shares)			268,581
Tax impact of equity transactions				(10)		(10)
Net loss					(26,078)	(26,078)
Fractional shares issued related to reverse split (shares)			11,168
Ending Balance at Dec. 31, 2023			$ 7	55,292	(70,634)	(15,335)
Ending Balance (in shares) at Dec. 31, 2023			6,720,460
Beginning Balances at Mar. 31, 2023			$ 1	50,310	(47,700)	2,611
Beginning Balances (in shares) at Mar. 31, 2023			1,101,098
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(6,052)
Ending Balance at Jun. 30, 2023						1,564
Beginning Balances at Dec. 31, 2023			$ 7	55,292	(70,634)	(15,335)
Beginning Balances (in shares) at Dec. 31, 2023			6,720,460
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation				174		$ 174
Stock-based compensation (in shares)			268,758			268,758
Net loss					(3,761)	$ (3,761)
Convertible debt converted into common shares			$ 1	333		334
Convertible debt converted into common shares (in shares)			1,337,371
Ending Balance at Mar. 31, 2024	$ (22)	$ (22)	$ 8	$ 55,799	$ (74,417)	$ (18,610)
Ending Balance (in shares) at Mar. 31, 2024			8,326,589